Significant Accounting policies, Property, Plant and Equipment (Details)	12 Months Ended
Oct. 31, 2019
Buildings [member]
Property, plant and equipment [Abstract]
Estimated useful life	30 years
Leasehold Improvements [Member] | Bottom of Range [Member]
Property, plant and equipment [Abstract]
Estimated useful life	3 years
Leasehold Improvements [Member] | Top of Range [Member]
Property, plant and equipment [Abstract]
Estimated useful life	10 years
Fixtures and Fittings [Member] | Bottom of Range [Member]
Property, plant and equipment [Abstract]
Estimated useful life	2 years
Fixtures and Fittings [Member] | Top of Range [Member]
Property, plant and equipment [Abstract]
Estimated useful life	7 years
Computer Equipment [Member] | Bottom of Range [Member]
Property, plant and equipment [Abstract]
Estimated useful life	1 year
Computer Equipment [Member] | Top of Range [Member]
Property, plant and equipment [Abstract]
Estimated useful life	5 years